                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           12/31/2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:        28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

William Ehrman                            New York, NY               2/5/2001
- ------------------------   ------------------------------          ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             108
                                               -------------

Form 13F Information Table Value Total:       $ 269,056.88
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                         28-2948                      Jonas Gerstl
     --1----           -----------              --------------------------

                         28-2868                    Frederic Greenberg
     --2----           -----------              --------------------------

                         28-6826                      Julia Oliver
     --3----           -----------              --------------------------

                         28-5051                  EGS Management, L.L.C.
     --4----           -----------              --------------------------

                         28-5767                  EGS Partners, LLC
     --5----           -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
- ------------------- --------------- --------- -------- ---------------- ---------- -------- --------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
- ------------------- --------------- --------- -------- --- --- --- ---- ---------- -------- ---- ------ ----
ABIOMED, INC.             CS        003654100   608.02           25,073   OTHER    1,2,3,5         x
ABIOMED, INC.             CS        003654100 2,365.03           97,527   OTHER    1,2,3,4         x
ABBOTT LABORATORIES       CS        002824100   159.02            3,283   OTHER    1,2,3,5         x
ABBOTT LABORATORIES       CS        002824100 1,226.29           25,317   OTHER    1,2,3,4         x
AMERICAN EAGLE OUTF       CS        02553E106 1,119.63           26,500   OTHER    1,2,3,4         x
AEP INDUSTRIES INC        CS        001031103   499.61           11,180   OTHER    1,2,3,5         x
AEP INDUSTRIES INC        CS        001031103 61,634.7        1,379,239   OTHER    1,2,3,4         x
AMERICAN HOME PRODU       CS        026609107   158.88            2,500   OTHER    1,2,3,5         x
AMERICAN HOME PRODU       CS        026609107 1,881.08           29,600   OTHER    1,2,3,4         x
AMGEN CORP.               CS        031162100   124.68            1,950   OTHER    1,2,3,5         x
AMGEN CORP.               CS        031162100   834.38           13,050   OTHER    1,2,3,4         x
AMARIN CORP               CS        023111107 3,801.22        8,639,136   OTHER     1,2,3          x
ABERCROMBIE & FITCH       CS        002896207   260.00           13,000   OTHER    1,2,3,4         x
ALZA CORP                 CS        022615108 1,824.10           42,920   OTHER    1,2,3,4         x
ASTRAZENECA GROUP P       CS        046353108   103.00            2,000   OTHER    1,2,3,5         x
ASTRAZENECA GROUP P       CS        046353108 1,699.50           33,000   OTHER    1,2,3,4         x
BEBE STORES INC           CS        075571109 1,167.08           54,600   OTHER    1,2,3,4         x
BROOKSTONE INC            CS        114537103 1,986.59          162,171   OTHER    1,2,3,4         x
BIOTRANSPLANT, INC.       CS        09066Y107    31.85            3,666   OTHER    1,2,3,5         x
BIOTRANSPLANT, INC.       CS        09066Y107   308.70           35,534   OTHER    1,2,3,4         x
BOYD GAMING CORP.         CS        103304101    82.84           24,100   OTHER    1,2,3,4         x
CANDIE'S INC              CS        137409108   194.59          239,500   OTHER    1,2,3,4         x
CARNIVAL CORP             CS        143658102 1,392.72           45,200   OTHER    1,2,3,4         x
CORVEL  CORP              CS        221006109 1,485.27           42,896   OTHER    1,2,3,5         x
CORVEL  CORP              CS        221006109 4,882.37          141,007   OTHER    1,2,3,4         x
CROWN AMERICAN REAL      REIT       228186102    92.44           17,400   OTHER    1,2,3,4         x
EQUITY MARKETING IN       CS        294724109 1,320.00           96,000   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103    95.59           43,698   OTHER    1,2,3,5         x
EP MEDSYSTEMS INC         CS        26881P103   471.80          215,682   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103 2,515.63        1,150,000   OTHER     1,2,3          x
FEDERATED DEPT STOR       CS        31410H101 2,453.50           70,100   OTHER    1,2,3,4         x
FLAMEL TECHNOLOGIES       ADR       338488109   217.50           30,000   OTHER    1,2,3,5         x
FRESENIUS MEDICAL C       CS        358029106    13.79              862   OTHER    1,2,3,5         x
FRESENIUS MEDICAL C       CS        358029106   170.21           10,638   OTHER    1,2,3,4         x
FRITZ CO                  CS        358846103   318.28           52,500   OTHER    1,2,3,4         x
FOREST LABORATORIES       CS        345838106 1,660.94           12,500   OTHER    1,2,3,4         x
GADZOOKS INC              CS        362553109   147.50           10,000   OTHER    1,2,3,4         x
GENENCOR INTERNATIO       CS        368709101    29.88            1,660   OTHER    1,2,3,5         x
GENENCOR INTERNATIO       CS        368709101   186.12           10,340   OTHER    1,2,3,4         x


                                      4




GENZYME CORP.             CS        372917104   899.38           10,000   OTHER    1,2,3,4         x
GUILFORD PHARMACEUT       CS        401829106   378.90           21,050   OTHER    1,2,3,5         x
GUILFORD PHARMACEUT       CS        401829106   701.10           38,950   OTHER    1,2,3,4         x
INTEGRA LIFESCIENCE       CS        457985208   262.34           19,254   OTHER    1,2,3,5         x
INTEGRA LIFESCIENCE       CS        457985208 1,345.52           98,754   OTHER    1,2,3,4         x
ICN PHARMACEUTICALS       CS        448924100   821.50           26,770   OTHER    1,2,3,5         x
ICN PHARMACEUTICALS       CS        448924100 1,756.25           57,230   OTHER    1,2,3,4         x
INTERNATIONAL GAME        CS        459902102   960.00           20,000   OTHER    1,2,3,4         x
ISLE OF CAPRIS CASI       CS        464592104 1,158.13          109,000   OTHER    1,2,3,4         x
INTUITIVE SURGICAL        CS        46120E107    83.98            9,880   OTHER    1,2,3,5         x
INTUITIVE SURGICAL        CS        46120E107   423.47           49,820   OTHER    1,2,3,4         x
J BAKER INC               CS        057232100     2.25              500   OTHER    1,2,3,5         x
J BAKER INC               CS        057232100 1,264.95          281,100   OTHER    1,2,3,4         x
J.C. PENNEY COMPANY       CS        708160106   699.26           64,300   OTHER    1,2,3,4         x
JONES APPAREL GROUP       CS        480074103 3,077.54           95,613   OTHER    1,2,3,4         x
LIMITED INC, THE          CS        532716107 1,225.09           71,800   OTHER    1,2,3,4         x
MATTEL INC                CS        577081102   144.40           10,000   OTHER    1,2,3,4         x
MANDALAY RESORT GRO       CS        562567107 1,191.21           54,300   OTHER    1,2,3,4         x
MEDTRONIC, INC. RST       PRV       585055106 9,325.46          156,652   OTHER     1,2,3          x
MED-DEGISGN CORP          CS        583926100   692.15           43,600   OTHER    1,2,3,4         x
MED-DEGISGN CORP          CS        583926100   782.64           49,300   OTHER    1,2,3,5         x
MGM GRAND INC             CS        552953101   958.38           34,000   OTHER    1,2,3,4         x
MERCK & CO. INC.          CS        589331107   205.97            2,200   OTHER    1,2,3,5         x
MERCK & CO. INC.          CS        589331107 2,218.35           23,694   OTHER    1,2,3,4         x
MICROSOFT CORP            CS        594918104   433.75           10,000   OTHER    1,2,3,4         x
MICRO THERAPEUTICS        CS        59500W100    94.14           20,083   OTHER    1,2,3,5         x
MICRO THERAPEUTICS        CS        59500W100   750.71          160,152   OTHER    1,2,3,4         x
MAXXAM INC.               CS        577913106   174.66           11,500   OTHER    1,2,3,4         x
NAUTICA ENTERPRISES       CS        639089101   479.88           31,500   OTHER    1,2,3,4         x
NETSPEAK CORPORATIO       CS        64115D109    31.25           20,000   OTHER    1,2,3,4         x
OSTEOTECH, INC.           CS        688582105   163.16           34,350   OTHER    1,2,3,5         x
OSTEOTECH, INC.           CS        688582105   691.32          145,540   OTHER    1,2,3,4         x
ORATEC INTERVENTION       CS        68554M108    22.59            4,407   OTHER    1,2,3,5         x
PHYSIOMETRIX INC          PE        718928104 1,577.81           99,000   OTHER     1,2,3          x
POLYMEDICA CORP           CS        731738100   752.67           22,552   OTHER    1,2,3,5         x
POLYMEDICA CORP           CS        731738100 2,607.12           78,116   OTHER    1,2,3,4         x
PENWEST PHARMACEUTI       CS        709754105   507.28           39,210   OTHER    1,2,3,5         x
PENWEST PHARMACEUTI       CS        709754105 2,209.60          170,790   OTHER    1,2,3,4         x
POLAROID CORP             CS        731095105   116.25           20,000   OTHER    1,2,3,4         x
PHILLIPS-VAN HEUSEN       CS        718592108   260.00           20,000   OTHER    1,2,3,4         x
RAILAMERICA, INC.         CS        750753105   247.24           31,521   OTHER    1,2,3,5         x
RAILAMERICA, INC.         CS        750753105 18,214.0        2,322,104   OTHER    1,2,3,4         x
RAILAMERICA, INC. P       CS        750753105    39.22            5,000   OTHER    1,2,3,5         x
RAILAMERICA, INC. P       CS        750753105 1,725.63          220,000   OTHER    1,2,3,4         x
RAILAMERICA INC           PL        750753105   979.07          124,822   OTHER    1,2,3,4         x
RTP PHARMACEUTICAL        CS        767204100 3,000.00        1,167,860   OTHER     1,2,3          x
SFBC INTERNATIONAL,       CS        784121105   219.07           50,800   OTHER    1,2,3,4         x
SCHERING PLOUGH COR       CS        806605101   596.22           10,506   OTHER    1,2,3,5         x
SCHERING PLOUGH COR       CS        806605101 1,312.85           23,134   OTHER    1,2,3,4         x
TEVA PHARMACEUTICAL       CS        881624209   849.70           11,600   OTHER    1,2,3,4         x
THORATEC LABS CORP        CS        885175307     7.15              650   OTHER    1,2,3,5         x


                                      5




THORATEC LABS CORP        CS        885175307   556.49           50,590   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868208   354.04           32,185   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868208 36,927.6        3,357,058   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868307   376.17           39,597   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868307 33,566.7        3,533,343   OTHER    1,2,3,4         x
TOMMY HILFIGER CORP       CS        G8915Z102   122.66           12,500   OTHER    1,2,3,4         x
TOYS R US INC.            CS        892335100   675.84           40,500   OTHER    1,2,3,4         x
TRIARC COMPANIES, I       CS        895927901 4,436.59          182,952   OTHER    1,2,3,4         x
CALL TRIARC CO APR        OC        895927901    84.88            3,500   OTHER    1,2,3,5         x
CALL TRIARC CO APR        OC        895927901 21,255.1          876,500   OTHER    1,2,3,4         x
UNITED PARCEL SERVI       CS        911312106   940.00           16,000   OTHER    1,2,3,4         x
VALUE CITY STORES R       CS        920387107   186.90           35,600   OTHER    1,2,3,4         x
TRIANGLE PHARMACEUT       CS        89589H104    12.84            2,600   OTHER    1,2,3,5         x
TRIANGLE PHARMACEUT       CS        89589H104    85.91           17,400   OTHER    1,2,3,4         x
WAL-MART STORES INC       CS        931142103   531.25           10,000   OTHER    1,2,3,4         x
VENATOR GROUP INC         CS        922944103   232.50           15,000   OTHER    1,2,3,4         x
ZALE CORP                 CS        988858106   313.88           10,800   OTHER    1,2,3,4         x
QUICKSILVER INC.          CS        74838C106   232.50           12,000   OTHER    1,2,3,4         x


































                                                          6
00126001.AK3